CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	$ 226,750	$ 3,124,413	$ 298,614
Accounts receivable, net of provision for credit losses of $0	3,440,121	1,648,904	705,752
Prepaid expenses and other	494,616	18,368	16,039
CURRENT ASSETS:
Income tax receivable	9,640	7,230	967,613
Total current assets	4,171,127	4,798,915	1,988,018
PROPERTY AND EQUIPMENT, NET	0	1,861	16,740
OTHER ASSETS
Advances to founders		0	1,100,000
Other assets	180,432	182,333	0
Operating lease right of use asset	953,713	1,104,804	804,338
TOTAL ASSETS	5,305,272	6,087,913	3,909,096
CURRENT LIABILITIES:
Accounts payable - trade	1,505,442	2,908,472	216,718
Advances from founders	2,550,000	1,750,000	600,000
Accrued expenses	161,406	200,531	120,662
Current portion of Small Business Loan		0	292,932
Senior Secured Convertible Promissory Note	2,675,919	2,825,366	0
Current portion of operating lease liability	198,002	174,876	628,371
Deferred revenue- current portion	3,791,970	4,008,654	4,168,016
Total current liabilities	10,882,739	11,867,899	6,026,699
NON-CURRENT LIABILITIES:
Payable to founders		0	1,100,000
Small Business Loan- non-current		0	131,608
Operating lease liability, net of current portion	795,993	943,702	203,769
Warrant liability	5,972,729	667,985	0
Earnout liability	11,741,351	5,133,428	0
Deferred revenue- non-current	3,878,997	4,962,126	4,805,431
Total liabilities	33,271,809	23,575,140	12,267,507
STOCKHOLDERS' DEFICIT:
Preferred stock - no par value, 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2024 and December 31, 2023	0	0	0
Common stock - $0.0001 par value, 200,000,000 shares authorized, 23,736,027 and 22,812,048 shares issued and outstanding as of June 30, 2024 and December 31, 2023	2,372	2,281	1,339
Additional paid in capital	3,014,089	0	1,964,669
Accumulated deficit	(30,979,174)	(17,476,700)	(10,314,313)
Accumulated other comprehensive loss	(3,824)	(12,808)	(10,106)
Total stockholders' deficit	(27,966,537)	(17,487,227)	(8,358,411)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 5,305,272	$ 6,087,913	$ 3,909,096